Other Financial Assets and Liabilities - Schedule of Hedged items (Details) - Derivatives - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedged items [line items]
Book value of hedged items	₩ 3,132,984	₩ 3,361,069
Changes in fair value to calculate the ineffective portion of hedges	(37,237)	(359,198)
Cash flow hedge reserves	14,502	(42,140)
USD
Disclosure of detailed information about hedged items [line items]
Book value of hedged items	2,797,720	3,160,554
Changes in fair value to calculate the ineffective portion of hedges	(52,819)	(358,087)
Cash flow hedge reserves	13,156	(42,425)
JPY
Disclosure of detailed information about hedged items [line items]
Book value of hedged items	275,289	0
Changes in fair value to calculate the ineffective portion of hedges	13,755	0
Cash flow hedge reserves	(315)	0
EUR
Disclosure of detailed information about hedged items [line items]
Book value of hedged items	0	10,548
Changes in fair value to calculate the ineffective portion of hedges	0	(437)
Cash flow hedge reserves	0	(228)
KRW
Disclosure of detailed information about hedged items [line items]
Book value of hedged items	59,975	189,967
Changes in fair value to calculate the ineffective portion of hedges	1,827	(674)
Cash flow hedge reserves	₩ 1,661	₩ 513